Segment Reporting (Details) - Schedule of Segment Information - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Presents the Segment Information [Line Items]
Revenue	$ 98,003,465	$ 74,164,149
Merchandise costs	85,858,021	64,706,599
Interest expenses, net	(823,836)	(995,997)
Income tax benefit	(552,570)	(356,435)
Net income	1,336,229	1,954,355
Depreciation and amortization	409,461	526,994
Capital expenditures	678,267	197,825
Directly- Operated Physical Stores [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	6,942,549	11,618,183
Merchandise costs	4,901,590	9,921,992
Interest expenses, net	(58,360)	(156,028)
Income tax benefit	(39,144)	(55,837)
Net income	94,658	306,160
Depreciation and amortization	29,006	82,556
Capital expenditures	678,267	193,623
Online Stores and Services [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	4,117,979	6,004,400
Merchandise costs	2,986,434	4,929,614
Interest expenses, net	(34,617)	(80,637)
Income tax benefit	(23,218)	(28,857)
Net income	56,147	158,226
Depreciation and amortization	17,205	42,666
Capital expenditures		3,136
Franchise Stores and Wholesale Customers [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue	86,942,937	56,541,566
Merchandise costs	77,969,997	49,854,993
Interest expenses, net	(730,859)	(759,332)
Income tax benefit	(490,208)	(271,741)
Net income	1,185,424	1,489,969
Depreciation and amortization	363,250	401,772
Capital expenditures		$ 1,066